Issued Capital and Reserves - Schedule of Issued Share Capital (Parentheticals) (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Issued Share Capital [Abstract]
Nominal value	$ 0.01	$ 0.01